Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities - Intangible Assets, Favorable Lease

Intangible assets as of December 31, 2025 and December 31, 2024 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2022	$211,644	$(132,928)	$78,716
Additions/ (Amortization)	—	(18,285)	(18,285)
Favorable lease terms December 31, 2023	$211,644	$(151,213)	$60,431
Amortization	—	(18,120)	(18,120)
Favorable lease terms December 31, 2024	$211,644	$(169,333)	$42,311
Amortization	—	(11,801)	(11,801)
Accelerated amortization	(46,414)	19,137	(27,277)
Favorable lease terms December 31, 2025	$165,230	$(161,997)	$3,233

Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease

Intangible liabilities as of December 31, 2025 and December 31, 2024 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2022	$231,407	$(183,501)	$47,906
Additions/ (Amortization)	—	(19,922)	(19,922)
Unfavorable lease terms December 31, 2023	$231,407	$(203,423)	$27,984
Amortization	—	(12,718)	(12,718)
Unfavorable lease terms December 31, 2024	$231,407	$(216,141)	$15,266
Amortization	—	(11,680)	(11,680)
Unfavorable lease terms December 31, 2025	$231,407	$(227,821)	$3,586